Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory

4.    Inventory

Inventory is comprised of the following items:

	June 30, 2019	December 31, 2018
Raw materials	$14,718	$2,132
Work-in-process	39,142	12,812
Finished goods	21,457	1,267

Total	$75,317	$16,211

Inventory is written down for any obsolescence or when the net realizable value of inventory is less than the carrying value. For the three and six months ended June 30, 2019, the Company recorded write-downs within work-in-process of $201 and $525, respectively, (2018 – $491 and $703) in cost of sales.

5. Inventory

Inventory is comprised of the following items:

	December 31,
	2018	2017
Raw materials	$2,132	$163
Work-in-process – dry cannabis	9,982	1,396
Work-in-process – cannabis extracts	2,830	30
Finished goods – dry cannabis	113	3,501
Finished goods – cannabis extracts	1,083	2,158
Finished goods – accessories	71	173

Total	$16,211	$7,421

Inventory is written down for any obsolescence or when the net realizable value of inventory is less than the carrying value. For the year ended December 31, 2018, the Company recorded write-downs related to inventory within work-in-process of $4,561 (2017 – $617), in cost of sales.